Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Domestic and foreign components of income (loss) from continuing operations before income taxes are shown below:

	Year Ended December 31,
(in Millions)	2018	2017	2016
Domestic	$(234.9)	$(201.4)	$(72.7)
Foreign	843.3	297.2	184.3
Total	$608.4	$95.8	$111.6

Schedule of Components of Income Tax Expense (Benefit)
The provision (benefit) for income taxes attributable to income (loss) from continuing operations consisted of:

	Year Ended December 31,
(in Millions)	2018	2017	2016
Current:
Federal (1)	$25.1	$61.9	$(34.2)
Foreign	90.0	49.9	19.5
State	(0.4)	4.1	(0.2)
Total current	$114.7	$115.9	$(14.9)
Deferred:
Federal (2)	$(4.4)	$127.8	$27.7
Foreign	(30.4)	(14.4)	9.2
State	(9.1)	(0.4)	16.2
Total deferred	$(43.9)	$113.0	$53.1
Total	$70.8	$228.9	$38.2

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(1)	The years ended December 31, 2018 and December 31, 2017 include the one-time impacts of the of the Act, primarily related to transition tax, further discussed above within Note 12.
(2)
The years ended December 31, 2018 and December 31, 2017 include the one-time impacts of the Act, primarily related to the measurement of the Company’s U.S. domestic net deferred tax assets, further discussed above within Note 12.

Schedule of Effective Income Tax Rate Reconciliation
The effective income tax rate applicable to income from continuing operations before income taxes was different from the statutory U.S. federal income tax rate due to the factors listed in the following table:

	Year Ended December 31,
(in Millions)	2018	2017	2016
U.S. Federal statutory rate (1)	$127.8	$33.5	$39.1
Impacts of Tax Cuts and Jobs Act Enactment (2)	7.8	303.6	—
Foreign earnings subject to different tax rates (3)	(154.9)	(74.5)	(48.0)
Capital loss on internal restructuring	—	(45.3)	—
State and local income taxes, less federal income tax benefit	1.4	(1.5)	16.0
Manufacturer's production deduction and miscellaneous tax credits	(3.7)	(8.4)	0.8
Tax on dividends, deemed dividends, and GILTI (4)	45.5	10.6	1.8
Changes to unrecognized tax benefits	2.7	6.7	4.4
Nondeductible expenses	12.4	14.2	5.6
Change in valuation allowance	7.4	(29.3)	16.0
Exchange gains and losses (5)	5.7	28.1	(9.4)
Other	18.7	(8.8)	11.9
Total Tax Provision	$70.8	$228.9	$38.2

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(1)
The year ended December 31, 2018 includes twelve months of earnings associated with the operations of the DuPont Crop Protection Business acquired November 1, 2017. See Note 4 for additional information.

(2)	Includes the one-time impacts of the of the Act, primarily related to transition tax and the decrease to the U.S. tax rate, further discussed above within Note 12.

(3)	The year ended December 31, 2018 reflects the income mix associated with twelve months of foreign earnings of the DuPont Crop Protection business acquired November 1, 2017.

(4)	The year ended December 31, 2018 includes tax expense of $43.8 million associated with the GILTI provisions of the Act.
(5)
Includes the impact of transaction gains or losses on net monetary assets for which no corresponding tax expense or benefit is realized and the tax provision for statutory taxable gains or losses in foreign jurisdictions for which there is no corresponding amount in income before taxes.

Schedule of Deferred Tax Assets and Liabilities
Significant components of our deferred tax assets and liabilities were attributable to:

	December 31,
(in Millions)	2018	2017
Reserves for discontinued operations, environmental and restructuring	$148.7	$99.4
Accrued pension and other postretirement benefits	2.1	17.3
Capital loss, foreign tax and other credit carryforwards	6.0	4.0
Net operating loss carryforwards	219.3	206.6
Deferred expenditures capitalized for tax	15.2	4.0
Other	143.3	150.7
Deferred tax assets	$534.6	$482.0
Valuation allowance, net	(261.4)	(272.0)
Deferred tax assets, net of valuation allowance	$273.2	$210.0
Intangibles and property, plant and equipment, net	331.2	126.1
Deferred tax liabilities	$331.2	$126.1
Net deferred tax assets (liabilities)	$(58.0)	$83.9

Summary of Income Tax Contingencies
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in Millions)	2018	2017	2016
Balance at beginning of year	$84.0	$111.6	$97.1
Increases related to positions taken in the current year	11.8	9.4	22.3
Increases and decreases related to positions taken in prior years	(1.8)	(4.6)	2.6
Decreases related to lapse of statutes of limitations	(13.5)	(14.2)	(10.2)
Settlements during the current year	(1.4)	(0.3)	(0.2)
Decreases for tax positions on dispositions	—	(17.9)	—
Balance at end of year (1)	$79.1	$84.0	$111.6

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(1)
At December 31, 2018, 2017, and 2016 we recognized an offsetting non-current deferred asset of $45.3 million, $59.8 million, and $74.4 million respectively, relating to specific uncertain tax positions presented above.